Earnings per share (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the nine months ended
($ millions)	July 31 2023	April 30 2023	July 31 2022	July 31 2023	July 31 2022
Basic earnings per common share
Net income attributable to common shareholders	$2,086	$2,029	$2,504	$5,746	$7,707
Weighted average number of common shares outstanding (millions)	1,199	1,192	1,195	1,194	1,201
Basic earnings per common share (1) (in dollars)	$1.74	$1.70	$2.10	$4.81	$6.41
Diluted earnings per common share
Net income attributable to common shareholders	$2,086	$2,029	$2,504	$5,746	$7,707
Dilutive impact of share-based payment options and others (2)	2	(11)	6	(24)	91
Net income attributable to common shareholders (diluted)	$2,088	$2,018	$2,510	$5,722	$7,798
Weighted average number of common shares outstanding (millions)	1,199	1,192	1,195	1,194	1,201
Dilutive impact of share-based payment options and others (2) (millions)	15	5	8	7	20
Weighted average number of diluted common shares outstanding (millions)	1,214	1,197	1,203	1,201	1,221
Diluted earnings per common share (1) (in dollars)	$1.72	$1.69	$2.09	$4.76	$6.39
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.